Label	Element	Value
Net (Loss)	us-gaap_NetIncomeLoss	$ (1,386,753)
Net (Loss)	us-gaap_NetIncomeLoss	(17,230)
Net (Loss)	us-gaap_NetIncomeLoss	(768)
Net (Loss)	us-gaap_NetIncomeLoss	$ (878,247)